Interest-Bearing Borrowings	12 Months Ended
Dec. 31, 2025
Interest-Bearing Borrowings [Abstract]
INTEREST-BEARING BORROWINGS
19.	INTEREST-BEARING BORROWINGS

Loan notes

Pursuant to the loan note purchase agreement date October 14, 2022 and the amendment to the agreement dated December 21, 2022, the Group issued loan notes of US$22,397,271, in which US$17,400,000 was contributed by shareholders with significant influence over the Company and key management personnel of the Company, with coupon rate of 25% per annum paid in kind and a maturity period of 5 years. Class C Warrants of the Company were issued to the subscribers of the loan notes and one of the subscribers was also granted a 3-year option for the additional subscription of US$5,000,000 loan notes together with the grant of a certain number of the Company’s Class C Warrants (which changed to the grant of a certain number of the Company’s Class A ordinary shares after the Capital Reorganization) upon such subscription with the terms set out in these agreements. Thus, the loan note transaction contains three components: a liability component and two freestanding derivatives in respect of the option for additional subscription of loan notes, and the Class C Warrants issued. The option for additional subscription of US$5,000,000 loan notes was exercised by the option holder on October 12, 2023. All the loan notes were fully settled in cash in October 2023.

The movements of financial liability and derivatives of the loan notes and derivatives issued during the year are as follows:

Loan notes – liability component

2023
US$
As at January 1	8,745,192
Issued during the year	5,000,000
Finance costs	18,975,635
Repayment during the year	(32,720,827)
As at December 31	-

Freestanding derivative - option for additional subscription of loan notes

2023
US$
As at January 1	2,796,131
Change in fair value	9,536,904
Exercised during the year	(12,333,035)
As at December 31	-